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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:  State Bond Income Funds, Inc.
                                  100 North Minnesota Street
                                  New Ulm, MN  56073-0069


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  2. Name of each series or class of funds for which this notice is filed:

     State Bond U.S. Government and Agency Securities Fund



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  3. Investment Company Act File Number:  811-4445


     Securities Act File Number:  33-1176
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  4. Last day of fiscal year for which this notice is filed:  December 13, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  0

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     8,216 shares; $42,468

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      8,216 shares; $42,468

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $42,468
                                                                ----------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +
                                                                ----------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -
                                                                ----------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +
                                                                ----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                         $42,468
                                                                ----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x 1/3300
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                           $13
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: March 14, 1996

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*/s/ Kevin L. Howard,  Vice President & Secretary
                               -------------------------------------------------
                               /s/ Kevin L. Howarad, Vice President & Secretary
                               -------------------------------------------------

      Date  March 14, 1996
            -----------------

  *Please print the name and title of the signing officer below the signature.
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[Company Letterhead]

March 14, 1997



State Bond Income Funds, Inc.
100 North Minnesota Street
New Ulm, MN 56073

Dear Sirs:

This opinion is furnished in connection with the filing by State Bond Income Funds, Inc. (the "Fund") of a Notice (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 relating to the registration by the Fund under the Securities Act of 1933 (the "1933 Act") of an indefinite number of shares. These securities were registered by the filing under the 1933 Act of Registration Statement No. 33-1176 (the "Registration Statement") which became effective on December 12, 1985. In reliance upon the Rule, $42,468 of shares were sold in the fiscal year ended December 13, 1996 (the "Shares").

I have examined all such corporate records of the Fund and such other documents and such laws as I consider appropriate as a basis for the opinion hereinafter expressed. On the basis of such examination, it is my opinion that:


1. The Fund is a corporation duly organized and validly existing under the laws of the state of Maryland.

2. The Shares, the registration of which the Notice makes definite in number, are validly issued, fully paid and non-assessable.

Sincerely,


/s/ Kevin L. Howard
---------------------
Kevin L. Howard, Esq.